As filed with the Securities and Exchange	Registration No. 333-70600
Commission on August 3, 2006	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. [16]

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. ☐

(Check appropriate box or boxes)

SEPARATE ACCOUNT B

(Exact name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY

(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (610) 425-3400

Michael A. Pignatella, Counsel ING 151 Farmington Avenue Hartford, CT 06156 (860) 723-2239	John S. (Scott) Kreighbaum, Esq. ING Americas (U.S. Legal Services) 1475 Dunwoody Drive West Chester, PA 19308-1478 (610) 425-3404

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on ____________ pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _______________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group and Individual Deferred Variable Annuity Contract

PARTS A AND PART B

The Prospectus and Statement of Additional Information, each dated April 28, 2006, as supplemented, are incorporated into Parts A and B, respectively of this Post-Effective Amendment No. 16 by reference to the Registrant’s filings under Rule 497(c), as filed on May 1, 2006 and August 2, 2006, by Registrant’s filings under rule 497(e) as filed on May 3, 2006 and June 28, 2006 and by Registrant’s filing under rule 485(b) as filed on July 20, 2006 (File No. 333-70600).

A supplement dated August 3, 2006, to the Prospectus is included in Part A of this Post-Effective Amendment No. 16.

ING USA Annuity and Life Insurance Company

Separate Account B

ING Rollover ChoiceSM Variable Annuity

Supplement dated August 3, 2006 to the Contract Prospectus and Statement of Additional Information each dated April 28, 2006

The information in this Supplement updates and amends certain information contained in the Contract Prospectus and Statement of Additional Information (SAI), as amended. You should read this Supplement along with the current Contract Prospectus and SAI.

1. The second paragraph in the “Purchase and Availability of the Contract” section on page 15 of the Contract Prospectus is deleted in its entirety and replaced with the following:

There are three option packages available under the contract. You select an option package at time of application. Each option package is unique. The maximum age at which you may purchase the contract is age 80. For Option Package I, we may allow you to purchase the contract up to age 85, provided you are purchasing the contract as an internal transfer where you will receive credit for the surrender charge period accrued under the prior contract, or where there will be no surrender charge under this contract because your prior contract has no surrender charge. We reserve the right to modify these issue age limitations in a nondiscriminatory manner. See “Surrender Charge.”

2. The second paragraph in the “Determination of the Maximum Annual Withdrawal” section on page 25 of the Contract Prospectus is deleted in its entirety and replaced with the following:

If the rider is in the Growth Phase, and the income phase commencement date is reached, the rider will enter the Withdrawal Phase and the income phase will begin. In lieu of the income phase payment options available under the contract, you may elect a life-only income phase payment option under which we will pay the greater of the income phase payout under the contract and annual payments equal to the Maximum Annual Withdrawal.

3. Items 6 and 7 under the “Required Minimum Distributions” section on page 26 of the Contract Prospectus is deleted in its entirety and replaced with the following:

6)

The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year.

7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the excess, if any, of the Required Minimum Distribution for that year over the Maximum Annual Withdrawal on the date the Maximum Annual Withdrawal is established.

4. The “Effect of ING LifePay Rider on Death Benefit” section on page 29 of the Contract Prospectus is deleted in its entirety and replaced with the following:

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider – Death of Owner or Annuitant for further information.”

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

5. The following is added as the last paragraph of the “Death Benefit Choices” section on page 40 of the Contract Prospectus:

Effect of ING LifePay Rider on Death Benefit. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider – Death of Owner or Annuitant” and “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider – Effect of ING LifePay Rider on Death Benefit” for information about the effect of the ING LifePay rider on the death benefit under your contract and a description of the impact of the owner’s or annuitant’s death on the ING LifePay rider.

6. For contracts issued on or after August 21, 2006, the ING VP Intermediate Bond Portfolio is not designated as a Special Fund for purposes of calculating any death benefit under the contract.

7. Effective August 7, 2006, ING MFS Capital Opportunities Portfolio (Service Class) will change its name to ING Thornburg Value Portfolio. Accordingly, effective August 7, 2006, all references to ING MFS Capital Opportunities Portfolio in the Contract Prospectus and SAI are replaced with ING Thornburg Value Portfolio.

8. Effective August 7, 2006, the information for ING MFS Capital Opportunities Portfolio appearing in the Contract Prospectus under Appendix B – The Investment Portfolios is deleted and replaced with the following:

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. -- ING Thornburg Value Portfolio (formerly ING MFS Capital Opportunities Portfolio)	ING Life Insurance and Annuity Company Subadviser: Thornburg Investment Management	Seeks capital appreciation.

X.70600-06B	August 2006

SEPARATE ACCOUNT B

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
Financial Statements:
(a)(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Separate Account B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2005
-	Statements of Operations for the year ended December 31, 2005
-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Operations for the years ended December 31, 2005, 2004 and 2003
-	Balance Sheets as of December 31, 2005 and 2004
-	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004 and 2003
-	Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
-	Notes to Financial Statements

(b)	Exhibits
(1)

Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

	(2)	Not applicable
(3.1)

Amendment to and Restatement of the Distribution Agreement between ING USA and DSI effective January 1, 2004 • Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 9, 2004 (File Nos. 333-90516, 811-5626).

(3.2)

Master Selling Agreement • Incorporated by reference to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on May 12, 2006(File Nos. 333-70600; 811-5626).

(4.1)

Variable Annuity Group Master Contract (GA-MA-1102) • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.2)

Variable Annuity Contract (GA-IA-1102)• Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.3)

Variable Annuity Certificate (GA-CA1102)• Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.4)

GET Fund Rider (GA-RA-1085) • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.5)

Section 72 Rider • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.6)

Waiver of Surrender Charge Rider • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.7)

Simple Retirement Account Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(4.8)

403(b) Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(4.9)

Individual Retirement Annuity Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(4.10)

ROTH Individual Retirement Annuity Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(4.11)

Death Benefit Option Package Endorsement (GA-RA-1117) • Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on August 1, 2003 (File Nos. 333-70600, 811-5626).

(4.12)

Company Address and Name Change Endorsement • Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(4.13)

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Life Pay) (IU-RA-3023) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File Nos. 333-70600, 811-5626).

(4.14)

Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit Rider with Reset (LifePay) (IU-RA-3023) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File Nos. 333-70600, 811-5626).

(4.15)

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint Life Pay) (IU-RA-3029) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File Nos. 333-70600, 811-5626).

(5)	Variable Annuity Application (GA-CDF-1105(08/06))
(6.1)

Restated Articles of Incorporation Providing for the Redomestication of Golden American Life Insurance Company dated July 2 and 3, 2003, effective January 1, 2004 • incorporated by reference to Company's 10-K, as filed with the SEC on March 29, 2004 (File No. 033-87270).

(6.2)

Amendment to Articles of Incorporation Providing for the Name Change of Golden American Life Insurance Company dated November 20, 2003, effective January 1, 2004 • incorporated by reference to the Company's 10-K, as filed with the SEC on March 29, 2004 (File No. 033-87270).

(6.3)

Amendment to Articles of Incorporation Providing for the Change in Purpose and Powers of ING USA Annuity and Life Insurance Company dated March 3 and 4, 2004, effective March 11, 2004 • incorporated by reference to the Company's 10-Q, as filed with the SEC on May 17, 2004 (File No. 033-87270).

(6.4)

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, effective January 1, 2005 • Incorporated by reference to Registrant’s Form 10-K as filed with the Securities and Exchange Commission on May 13, 2005 (File No. 33-87270).

(6.5)

Resolution of the Board of Directors for Powers of Attorney, dated (04/23/99) • Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28679, 811-5626).

(7)	Not applicable

(8.1)

Organizational Agreement dated December 28, 1988 • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(8.2)

Assignment Agreement dated March 20, 1991for Organizational Agreement • Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A to the GCG Trust as filed on May 3, 1999 (File No. 33-23512)

(8.3)

Addendum to Organizational Agreement (adding Market Manager Series and Value Equity Series) • Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A to the GCG Trust as filed on November 26, 1997, (File No. 33-23512)

(8.4)

Addendum dated September 25, 1995 to Organizational Agreement (adding Strategic Equity Series) • Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A to the GCG Trust as filed on May 3, 1999 (File No. 33-23512)

(8.5)

Addendum dated December 29, 1995 to Organizational Agreement (adding Small Cap Series) • Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A to the GCG Trust as filed on December 22, 1995, (File No. 33-23512)

(8.6)

Addendum to Organizational Agreement (adding Managed Global Series) • Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A to the GCG Trust as filed on June 14, 1996 (File No. 33-23512)

(8.7)

Addendum dated August 19, 1997 to Organizational Agreement (adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series) • Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A to the GCG Trust as filed on September 2, 1997 (File No. 33-23512)

(8.8)

Addendum dated February 16, 1999 to Organizational Agreement (adding International Equity Series and the Large Cap Value Series) • Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A to the GCG Trust as filed on February 29, 2000 (File No. 33-23512)

(8.9)

Addendum dated June 15, 1999 to Organizational Agreement (adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series) • Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A to the GCG Trust as filed on July 14, 2000 (File No. 33-23512)

(8.10)

Addendum dated November 16, 2000 to Organizational Agreement (adding International Equity Series) • Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A to the GCG Trust as filed on December 1, 2000 (File No. 33-23512)

(8.11)

Addendum dated February 22, 2001 to Organizational Agreement (adding Internet Tollkeeper Series) • Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A to the GCG Trust as filed on April 27, 2001 (File No. 33-23512)

(8.12)

Addendum dated February 26, 2002 to Organizational Agreement (adding Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE) • Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A to the GCG Trust as filed on April 24, 2002 (File No. 33-23512)

(8.13)

Service Agreement effective as of January 1, 1994 between Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to the Initial Registration Statement on Form N-4 (File No. 333-70600), as filed on October 1, 2001.

(8.14)

Asset Management Agreement effective as of January 20, 1998 between Golden American Life Insurance Company and ING Investment Management LLC • Incorporated by reference to the Initial Registration Statement on Form N-4 (File No. 333-70600), as filed on October 1, 2001.

(8.15)

Amendments effective January 1, 2003 to Asset Management Agreement effective as of January 20, 1998 between Golden American Life Insurance Company and ING Investment Management LLC • Incorporated by reference to Exhibit 10.A(l) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the SEC on March 29, 2004 (File No. 033-87270).

(8.16)

Third Amendment effective August 18, 2003 to Asset Management Agreement effective as of January 20, 1998, as amended on January 1, 2003, between Golden American Life Insurance Company and ING Investment Management LLC • Incorporated by reference to Exhibit 10.A(n) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the SEC on March 29, 2004 (File No. 033-87270).

(8.17)

Surplus Note, dated (09/30/99) between Golden American Life Insurance Company and ING American Insurance Holdings, Inc. • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(8.18)

Surplus Note, dated (12/08/99) between Golden American Life Insurance Company and First Columbine Life Insurance Company • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(8.19)

Reinsurance Agreement, effective (01/01/00) between Golden American Life Insurance Company and Security Life of Denver International Limited • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(8.20)

Letter of Credit between Security Life of Denver International Limited and The Bank of New York • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(8.21)

Surplus Note for $50,000,000 aggregate principal amount, dated December 29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, Security Life of Denver International Limited • Incorporated by reference from Exhibit 10.(q) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the Securities and Exchange Commission on March 18, 2005 (File No. 033-87270; Accession No. 0000837276-05-000070).

(8.22)

Surplus Note for $175,000,000 aggregate principal amount, dated December 29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, ING Life Insurance and Annuity Company • Incorporated by reference from Exhibit 10.(r) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the Securities and Exchange Commission on March 18, 2005 (File No. 033-87270; Accession No. 0000837276-05-000070).

(8.23)

Surplus Note for $175,000,000 aggregate principal amount, dated December 29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, ReliaStar Life Insurance Company • Incorporated by reference from Exhibit 10(s) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the Securities and Exchange Commission on March 18, 2005 (File No. 033-87270; Accession No. 0000837276-05-000070).

(8.24)

Services Agreement dated January 1, 2001 by and between Golden American Life Insurance Company and ING affiliated Insurance Companies listed on Exhibit B • Incorporated by reference from Exhibit 10.A(k) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the Securities and Exchange Commission on March 18, 2005 (File No. 033-87270; Accession No. 0000837276-05-000070).

(8.25)

Services Agreement dated January 1, 2001 by and between Golden American Life Insurance Company and ING North American Insurance Corporation, Inc. • Incorporated by reference from Exhibit 10.A(g) to ING USA Annuity and Life Insurance Company’s Form 10-K filed with the Securities and Exchange Commission on March 18, 2005 (File No. 033-87270; Accession No. 0000837276-05-000070).

(8.26)

Form of Finance Shared Services Center Services Agreement dated September 1, 2000 by and among ING North American Insurance Corporation, Inc. and ING affiliated Insurance Companies • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-70600), as filed on December 11, 2001.

(8.27)

Participation Agreement made and entered into as of May 1, 2001 among Pilgrim Variable Products Trust, ING Pilgrim Investments, LLC, Golden American Life Insurance Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A for ING Variable Products Trust (File No. 33-73140), as filed on April 15, 2004.

(8.28)

Amendment executed August 30, 2002 Participation Agreement made and entered into as of May 1, 2001 among Pilgrim Variable Products Trust, ING Pilgrim Investments, LLC, Golden American Life Insurance Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A for ING Variable Products Trust (File No. 33-73140), as filed on April 15, 2004.

(8.29)

Participation Agreement made and entered into as of July 13, 2001 by and among Golden American Life Insurance Company, Pioneer Variable Contracts Trust, and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-23351), as filed on April 29, 2002.

(8.30)

Participation Agreement made and entered into as of July 20, 2001 by and among Golden American Life Insurance Company and Fidelity Distributors Corporation on behalf of each of its Variable Insurance Products • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-23351), as filed on April 29, 2002.

(8.31)

Participation Agreement made and entered into as of July 13, 2001 by and among Golden American Life Insurance Company, AIM Variable Insurance Funds, Inc. and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-23351), as filed on April 29, 2002.

(8.32)

Participation Agreement effective as of July 16, 2001 by and among Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced, VP, Inc., Aetna GET Fund on behalf of its series, Aetna Variable Portfolios, Inc. on behalf of its series, and Aeltus Investment management, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April 30, 2002.

(8.33)

Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.34)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(8.35)

Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.36)

Third Amendment dated May 3, 2004 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 12, 2005.

(8.37)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006

(8.38)

Fund Participation Agreement effective July 13, 2001 between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April 30, 2002.

(8.39)

Amendment dated September 1, 2001 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April 30, 2002.

(8.40)

Amendment dated May 1, 2003 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 30, 2003.

(8.41)

Amendment dated November 1, 2004 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) ) • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.

(8.42)

Amendment dated April 29, 2005 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File Nos. 333-70600, 811-5626).

(8.43)

Amendment dated August 31, 2005 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File Nos. 333-70600, 811-5626).

(8.44)

Amendment dated December 7, 2005 to Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File Nos. 333-70600, 811-5626).

(8.45)

Form of Participation Agreement between Golden American Life Insurance Company and Oppenheimer Variable Account Funds • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April 30, 2002.

(8.46)

Shareholder Servicing Agreement effective January 1, 2002 between ING Partners, Inc. (formerly Portfolio Partners, Inc. and Golden American Life Insurance Company, Service Class Shares • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A (File No. 333-127202), as filed on October 29, 2004.

(8.47)

Amendment effective May 1, 2003 to Shareholder Servicing Agreement effective January 1, 2002 between ING Partners, Inc. (formerly Portfolio Partners, Inc. and Golden American Life Insurance Company, Service Class Shares • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 333-127202), as filed on April 30, 2003.

(8.48)

Amendment dated November 1, 2004 to Shareholder Servicing Agreement effective January 1, 2002 between ING Partners, Inc. (formerly Portfolio Partners, Inc. and Golden American Life Insurance Company), Service Class Shares • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-127202), as filed on April 1, 2005.

(8.49)	Amendment dated December 7, 2005 between ING Partners, Inc. and ING USA Annuity and Life Insurance Company to Shareholder Servicing Agreement (Service Class Shares) effective January 1, 2002
(8.50)

Participation Agreement dated May 1, 1998 by and among Golden American Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-28769), as filed on April 26, 1999.

(8.51)

Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 33-88334), as filed on April 30, 2004.

(8.52)

Participation Agreement made and entered into as of May 1, 2003 among ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 33-23512), as filed on February 27, 2004 .

(8.53)

Participation Agreement dated September 2, 2003 as amended and restated on May 17, 2004 among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and Management Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-70600), as filed on August 1, 2005.

(8.54)

Expense Reimbursement Agreement Amendment • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

(9)	Opinion and Consent of Counsel*
(10)	Consent of Independent Registered Public Accounting Firm*

(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas Joseph McInerney[1]	Director and Chairman
Kathleen Ann Murphy[2]	Director
Robert W. Crispin[3]	Director
Catherine H. Smith[2]	Director and Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief Financial Officer
Harry N. Stout[4]	President
Andrew D. Chua[5]	President, ING Institutional Markets
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
James R. Gelder[6]	Senior Vice President
James R. McInnis[4]	Senior Vice President
Stephen J. Preston[4]	Senior Vice President
Boyd G. Combs[1]	Senior Vice President, Tax
David S. Pendergrass[1]	Senior Vice President and Treasurer
Linda M. Beblo[4]	Vice President
Jeoffrey A. Block[7]	Vice President
Michelle Burkholder[4]	Vice President
Kevin L. Christensen[7]	Vice President
Patricia M. Corbett[7]	Vice President
Karen Czizik[5]	Vice President
Donald M. Desiderato[2]	Vice President
Shari A. Enger[4]	Vice President

Julie A. Foster[7]	Vice President
Saskia M. Goedhart[4]	Vice President
Steven J. Haun[7]	Vice President
Charles F. Hill[4]	Vice President
Irene R. Jensen[4]	Vice President
Bart D. Kollen[5]	Vice President
Frederick C. Litow[1]	Vice President
William L. Lowe[2]	Vice President
Alan S. Lurty[4]	Vice President
Thomas A. Lutter[4]	Vice President
Paul L. Mistretta[1]	Vice President
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[7]	Vice President
Laurie J. Rasanen[8]	Vice President
Kevin J. Reimer[5]	Vice President
Matthew J. Rider[4]	Vice President
Eric J. Steelman[4]	Vice President
Sandra L. Stokley[7]	Vice President
Laurie M. Tillinghast[2]	Vice President
William J. Wagner[5]	Vice President
Barry G. Ward[4]	Vice President
Christopher R. Welp[7]	Vice President
Mary A. Broesch[4]	Vice President and Actuary
Kimberly M. Curley[5]	Vice President and Actuary

Richard K. Lau[4]	Vice President and Actuary
Alice W. Su4	Vice President and Actuary
Robert E. Winawer[4]	Vice President and Appointed Actuary
John R. Dobo[5]	Vice President and Chief Actuary, ING Institutional Markets
Linda E. Senker[4]	Vice President and Chief Compliance Officer
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah T. Hall[4]	Vice President, Compliance
Kristi L. Wohlwend[7]	Vice President, Compliance
Ronald Falkner[2]	Vice President, Corporate Real Estate
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Paul L. Zemsky[3]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Joy M. Benner[6]	Secretary
Eric G. Banta[5]	Assistant Secretary
Jane A. Boyle[2]	Assistant Secretary
Diana R. Cavender[6]	Assistant Secretary

Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope, II1	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Megan A. Huddleston[2]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James A. May, III[1]	Assistant Secretary
John Oberg[6]	Assistant Secretary
Randall K. Price[6]	Assistant Secretary
James Shuchart[4]	Assistant Secretary
Melissa L. Skinner[6]	Assistant Secretary
Kimberly J. Smith[4]	Assistant Secretary
Edwina P. J. Steffer[6]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of this director and this officer is 230 Park Avenue, 13th Floor, New York, New York 10169.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
6	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8	The principal business address of these officers is 2000, 21st Avenue NW, Minot, North Dakota 58703.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 333-134760), as filed on July 26, 2006.

Item 27.	Number of Contract Owners

As of June 30, 2006, there were 209,078 qualified contract owners and 209,224 non-qualified contract owners in ING USA’s Separate Account B.

Item 28.	Indemnification

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)

At present, Directed Services, Inc. (“DSI”), the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ (formerly Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b)	The following information is furnished with respect to the officers and directors of Directed Services, Inc., the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Principal Underwriter
James R. McInnis[1]	Director and President
Robert J. Hughes[1]	Director
Matthew J. Rider[1]	Director
Shaun P. Mathews[2]	Executive Vice President
Kimberly A. Anderson[3]	Senior Vice President
James M. Hennessy[3]	Senior Vice President
Robert S. Naka[3]	Senior Vice President
Michael J. Roland[3]	Senior Vice President
Laurie M. Tillinghast[2]	Senior Vice President
Stanley D. Vyner 230 Park Ave., 13th Floor New York, NY 10169	Senior Vice President
Anita F. Woods[4]	Chief Financial Officer
Joseph M. O’Donnell[3]	Investment Advisory Chief Compliance Officer and Senior Vice President
Beth G. Shanker[5]	Broker Dealer Chief Compliance Officer

Julius A. Drelick, III[3]	Vice President
William A. Evans[2]	Vice President
Todd Modic[3]	Vice President
Alyce D. (Leighton) Shaw[1]	Vice President
David S. Pendergrass[4]	Vice President and Treasurer
Dawn M. Peck[4]	Vice President, Assistant Treasurer and Assistant Secretary
James Shuchart[1]	General Counsel
Bruce Kuennen[1]	Attorney-in-Fact
Joy M. Benner[6]	Secretary
Diana R. Cavender[6]	Assistant Secretary
Randall K. Price[6]	Assistant Secretary
Loralee A. Renelt[6]	Assistant Secretary
Edwina P. J. Steffer[6]	Assistant Secretary
G. Stephen Wastek[3]	Assistant Secretary

1	The principal business address of these directors and this officer is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
2.	The principal business address of these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
4	The principal business address of this officer 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.
5	The principal business of this officer is 1290 Broadway, Denver, Colorado 80203.
6	The principal business address of this officer if 20 Washington Avenue south, Minneapolis, MN 55401.

(c)	Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	2005 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

DSI	$378,135,000	$0	$0	$0

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390, and at 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 31.	Management Services

None.

Item 32.	Undertakings

Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this form N-4 promptly upon written or oral request.

The Company hereby represents:

1.	The account meets the definition of a “separate account” under federal securities laws.

2.

That the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of ING USA Annuity and Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) of effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-70600) and has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Hartford, State of Connecticut, on this 3rd day of August, 2006.

SEPARATE ACCOUNT B
(Registrant)
By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)
By:	Harry N. Stout*
Harry N. Stout President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title

Harry N. Stout*	President	)
Harry N. Stout	(principal executive officer))
)
Catherine H. Smith*	Director	)	August 3, 2006
Catherine H. Smith		)
)
Thomas J. McInerney*	Director	)
Thomas J. McInerney		)
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Robert W. Crispin*	Director	)
Robert W. Crispin		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)

Steven T. Pierson*	Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella Counsel of Depositor

*Executed by Michael A. Pignatella on behalf of those indicated pursuant to Power of Attorney

VARIABLE ANNUITY ACCOUNT B

EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.8.5	Variable Annuity Application (GA-CDF-1105 (08/06)

99-B.8.49	Amendment dated December 7, 2005 between ING Partners, Inc. and ING USA Annuity and Life Insurance Company to Shareholder Servicing Agreement (Service Class Shares) effective January 1, 2002

99-B.9	Opinion and Consent of Counsel

99-B.10	Consent of Registered Independent Public Accounting Firm

99-B.13	Powers of Attorney